Payables and Credit Balances	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Payables and Credit Balances
Note 7 Payables and Credit Balances

	As at December 31,
	2021	2020
	Israel Shekels
Payable Expenses	280,000	496,000
Down payments from clients	1,453	1,453
Prepaid Revenue	93,000
Government institutions	-	81,867
Related parties	88,322	48,744
Shareholders (1)	1,824,634	1,474,171
	2,287,409	2,102,235